Reverse Recapitalization - Summary of fair value of Artisan's identifiable net assets acquired (Detail) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Cash and cash equivalent	$ 134,379,603	$ 35,288,952	$ 37,581,411	$ 14,489,880	$ 11,521,505	$ 18,781,873
Artisan [Member]
Disclosure Of Fair Value Of Artisans Identifiable Net Assets Acquired With The Amount Expensed As Incurred [Line Items]
Fair value of Artisan's identifiable net assets acquired comprising	23,599,605
Prepayments	538,315
Cash and cash equivalent	30,363,822
Accrued expenses	(231,109)
Warrants liabilities (note (i))	(6,186,423)
Derivative liabilities (note (ii))	(885,000)
14,523,244 Company's Class A ordinary shares	(113,146,206)
Share-based payment on listing	$ (89,546,601)